Condensed Consolidated Statements of Changes In Stockholders' Deficit - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total	Stock Payable [Member]
Balance at Mar. 31, 2022	$ 7,711	$ 5,185	$ (393,459)	$ 30,970	$ (349,593)
Balance, shares at Mar. 31, 2022	7,711,111
Foreign currency translation adjustments				857	857
Net loss for the period			174,268		174,268
Balance at Mar. 31, 2023	$ 7,711	5,185	(219,191)	31,827	(174,468)
Balance, shares at Mar. 31, 2023	7,711,111
Foreign currency translation adjustments				(546)	(546)
Net loss for the period			(93,197)		(93,197)
Balance at Mar. 31, 2024	$ 7,711	5,185	(312,388)	31,281	(268,211)
Balance, shares at Mar. 31, 2024	7,711,111
Foreign currency translation adjustments				(2,159)	(2,159)
Net loss for the period			(192,862)		(192,862)
Shares to be issued for professional services	$ 1,300	84,500			85,800
Shares issued for professional services, shares	1,300,000
Bridge loan conversion	$ 600	599,400			600,000
Bridge loan conversion, shares	600,000
Bridge loan conversion - interest forgiven		32,153			32,153
Shareholder distribution		(408,507)			(408,507)
Balance at Sep. 30, 2024	$ 9,611	312,731	(505,250)	29,122	(153,786)
Balance, shares at Sep. 30, 2024	9,611,111
Balance at Mar. 31, 2024	$ 7,711	5,185	(312,388)	31,281	(268,211)
Balance, shares at Mar. 31, 2024	7,711,111
Foreign currency translation adjustments				18,435	18,435
Net loss for the period			(714,680)		(714,680)
Shares to be issued for professional services	$ 1,300	84,500			85,800
Shares issued for professional services, shares	1,300,000
Bridge loan conversion	$ 600	519,947			520,547
Bridge loan conversion, shares	600,000
Bridge loan conversion - interest forgiven		32,153			32,153
Balance at Mar. 31, 2025	$ 9,611	641,785	(1,027,068)	49,716	(325,956)
Balance, shares at Mar. 31, 2025	9,611,111
Foreign currency translation adjustments				96,515	96,515
Net loss for the period			(3,432,452)		(3,432,452)
Shares to be issued for professional services					800,000	800,000
Shareholder Investment		37,000			37,000
Share-based compensation					275,786	275,786
Issuance of common stock upon initial public offering, net of underwriting discounts and commissions and other issuance costs	$ 4,313	15,303,687			15,308,000
Issuance of common stock upon initial public offering, net of underwriting discounts and commissions and other issuance costs, shares	4,312,500
Deferred IPO costs reclassified to APIC		(266,028)			(266,028)
Balance at Sep. 30, 2025	$ 13,924	$ 15,716,444	$ (4,459,520)	$ 146,231	$ 12,492,865	$ 1,075,786
Balance, shares at Sep. 30, 2025	13,923,611